FINANCIAL OBLIGATIONS - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 58,812,193	$ 62,887,204	$ 74,093,085
Cash flows from financing activities:
Dividends paid to shareholders	(728,181)	(766,537)	(414,267)
Dividends paid to non-controlling interest	(667,330)	(915,933)	(615,177)
Issuance of debt securities	2,262,527	2,609,994	695,136
Payment of outstanding debt securities	(1,758,387)	(4,072,742)	(7,837,898)
Leases contracts	(416,640)	(391,667)	(383,472)
Equity transaction	(55,000)		(15,014)
Net cash used in financing activities	(1,363,011)	(3,536,885)	(8,570,692)
Cash flows from operating activities:
Accrued interest	2,077,081	2,422,386	2,296,741
Interest paid	(2,004,790)	(2,373,782)	(2,255,911)
Effects of changes in foreign exchange rates	2,343,154	(3,698,046)	6,173,274
Other changes	283,548	1,025,316	(3,130,381)
Total liabilities related to other changes	2,698,993	(2,624,126)	3,083,723
Total equity related to other changes	2,656,164	2,086,000	(5,718,912)
Balance at end of period	62,804,339	58,812,193	62,887,204
Issued capital [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	23,744	23,744	22,281
Cash flows from operating activities:
Other changes			1,463
Total liabilities related to other changes			1,463
Balance at end of period	23,744	23,744	23,744
Additional paid-in capital [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	9,571,374	9,571,374	8,490,799
Cash flows from financing activities:
Equity transaction	(4,904)		7,280
Net cash used in financing activities	(4,904)		7,280
Cash flows from operating activities:
Other changes	(58,408)		1,082,307
Total liabilities related to other changes	(58,408)		1,082,307
Total equity related to other changes			(9,012)
Balance at end of period	9,508,062	9,571,374	9,571,374
Retained earnings [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	7,731,773	8,018,417	13,383,387
Cash flows from operating activities:
Other changes	(569,843)	(982,868)	(1,193,728)
Total liabilities related to other changes	(569,843)	(982,868)	(1,193,728)
Total equity related to other changes	1,001,504	696,224	(4,171,242)
Balance at end of period	8,163,434	7,731,773	8,018,417
Non-controlling interests [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	14,737,744	14,354,689	16,457,994
Cash flows from financing activities:
Equity transaction	(50,096)		(22,294)
Net cash used in financing activities	(50,096)		(22,294)
Cash flows from operating activities:
Other changes	(608,824)	(1,006,721)	(542,353)
Total liabilities related to other changes	(608,824)	(1,006,721)	(542,353)
Total equity related to other changes	1,632,837	1,389,776	(1,538,658)
Balance at end of period	15,711,661	14,737,744	14,354,689
Dividends Payable [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	527,984	220,815	598,534
Cash flows from financing activities:
Dividends paid to shareholders	(728,181)	(766,537)	(414,267)
Dividends paid to non-controlling interest	(667,330)	(915,933)	(615,177)
Net cash used in financing activities	(1,395,511)	(1,682,470)	(1,029,444)
Cash flows from operating activities:
Other changes	1,161,028	1,989,639	651,725
Total liabilities related to other changes	1,161,028	1,989,639	651,725
Total equity related to other changes	21,823
Balance at end of period	315,324	527,984	220,815
Bonds issued [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	23,427,826	28,362,221	32,257,933
Cash flows from financing activities:
Issuance of debt securities	2,262,527	2,609,994	695,136
Payment of outstanding debt securities	(1,758,387)	(4,072,742)	(7,837,898)
Net cash used in financing activities	504,140	(1,462,748)	(7,142,762)
Cash flows from operating activities:
Accrued interest	1,831,715	2,212,345	2,147,935
Interest paid	(1,764,802)	(2,171,231)	(2,109,636)
Effects of changes in foreign exchange rates	2,200,477	(3,525,280)	6,030,376
Other changes	16,491	12,519	(2,821,625)
Total liabilities related to other changes	2,283,881	(3,471,647)	3,247,050
Balance at end of period	26,215,847	23,427,826	28,362,221
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,791,748	2,335,944	2,882,157
Cash flows from financing activities:
Leases contracts	(416,640)	(391,667)	(383,472)
Net cash used in financing activities	(416,640)	(391,667)	(383,472)
Cash flows from operating activities:
Accrued interest	245,366	210,041	148,806
Interest paid	(239,988)	(202,551)	(146,275)
Effects of changes in foreign exchange rates	142,677	(172,766)	142,898
Other changes	343,104	1,012,747	(308,170)
Total liabilities related to other changes	491,159	847,471	(162,741)
Balance at end of period	$ 2,866,267	$ 2,791,748	$ 2,335,944